REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS
Schedule of the Corporation's and the Bank's actual and capital amounts and ratios compared to generally applicable regulatory requirements

The Corporation’s and the Bank’s actual capital and ratios compared to generally applicable regulatory requirements as of December 31 are as follows (dollars in thousands):

	Actual		Adequacy Purposes			Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
2012

Total capital to risk weighted assets:
Consolidated	$69,573	14.9%	>$	37,283	>8.0%	N/A		N/A
mBank	$56,879	12.2%	>$	37,262	>8.0%	>$	46,577	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$64,355	13.8%	>$	18,642	>4.0%	N/A		N/A
mBank	$51,701	11.1%	>$	18,631	>4.0%	>$	27,946	6.0%

Tier 1 capital to average assets:
Consolidated	$64,355	12.0%	>$	21,486	>4.0%	N/A		N/A
mBank	$51,701	9.6%	>$	21,481	>4.0%	>$	26,851	5.0%

2011

Total capital to risk weighted assets:
Consolidated	$53,604	12.9%	> $	33,314	> 8.0%	N/A		N/A
mBank	$49,551	11.9%	> $	33,309	> 8.0%	> $	41,637	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$48,398	11.6%	> $	16,657	> 4.0%	N/A		N/A
mBank	$44,346	10.7%	> $	16,655	> 4.0%	> $	24,982	6.0%

Tier 1 capital to average assets:
Consolidated	$48,398	10.1%	> $	19,205	> 4.0%	N/A		N/A
mBank	$44,346	9.2%	> $	19,196	> 4.0%	> $	23,995	5.0%